Borrowings	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Borrowings

17. Borrowings

	2025	2024
	US$	US$

Term loan I	38,145	118,558
Term loan IV	-	108,888
Term loan V	-	137,837
Term loan VI	170,353	528,376
Term loan VII	1,264,699	1,573,182
Trade receivables financing	196,433	124,780
Revolving credit	1,830,076	1,727,561
	3,499,706	4,319,182

	2025	2024
	US$	US$
Analysed as :
Non-current portion	-	-
Current portion	3,499,706	4,319,182
	3,499,706	4,319,182

Details of the repayment schedule in respect of the interest-bearing borrowings are as follows :

	2025	2024
	US$	US$
Bank borrowings:
Within one year or on demand	3,499,706	2,928,509

Within a period of more than one year but not exceeding two years	-	1,390,673

	3,499,706	4,319,182

(i)	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 132 months period commencing July 2015. The interest rates charged were at the bank’s Business Financing Rate (“BFR”) of 5.68% to 5.68% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024. As of December 31, 2025, the balance of the loan will be fully repaid before the end of the next financial year and is accordingly classified as current liabilities.

OIO Group

Notes to the Consolidated Financial Statements for the Financial Years ended December 31, 2025 and 2024

17. Borrowings (continued)

(ii)	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5-year period commencing from year 2021. The interest rates charged are 2% per annum on monthly rests. It contains a repayment on demand clause and therefore it was classified as current liabilities as at December 31, 2024. As of December 31, 2025, this loan was fully repaid.

(iii)	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum. It contains a repayment on demand clause and therefore it was classified as current liabilities as at December 31, 2024. As of December 31, 2025, this loan was fully repaid.

(iv)	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5-year period commencing from year 2021. The interest rates charged are 2.5% per annum on monthly rests. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024. As of December 31, 2025, the balance of the loan will be fully repaid before the end of the next financial year and is accordingly classified as current liabilities.

(v)	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3-year period commencing year 2023. The interest rates charged are 2% above the Bank’s Cost of Funds. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2024. The balance as of December 31, 2025 is due for full repayment before the end of the next financial year and is accordingly classified as current liabilities. Subsequent to the end of the financial year, the Company refinanced the loan and on January 22, 2026, a notification was sent to redeem Term Loan VII.

(vi)	Revolving credit is obtained for working capital purposes. These loans are repayable 1 to 6 months from the date of each drawdown. The interest rates charged are 2% per annum above the Bank’s Cost of Funds or 2% above the prevailing SIBOR per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as of December 31, 2025 and 2024.

(vii)	The Group has a trade receivables financing agreement with one of its lenders. The arrangement will provide immediate payment of up to 90% of the receivables upon presentation of relevant documents by the Group. The remaining 10% will be paid upon settlement of the receivables by the customer. This arrangement has no recourse and the Group is only liable for unpaid receivables if the non-payment results from, inter alia, fraud, illegality, dispute, misrepresentation, loss of right, title and interests in the receivables, the non-payment constitutes and event not covered by the relevant credit insurance policy or an event which renders the Bank unable to claim the relevant credit insurance policy.

Security granted

The Group’s borrowings are secured by:

(a)	A legal mortgage on the Group’s leasehold land and buildings with net book value of US$15,964,489 (2024: US$15,823,299) (Note 10);

(b)	Several guarantees from a director of the Group in his personal capacity.